Investment Property (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Balance, beginning of year	$ 35,663	$ 37,873
Change in fair value during the year	(26)	(39)
Disposals	(194)	0
Currency translation adjustments	2,217	(2,171)
Balance, end of year	$ 37,660	$ 35,663